UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02608)

Exact name of registrant as specified in charter:	Putnam Money Market Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2014

Date of reporting period:	December 31, 2013

Item 1. Schedule of Investments:

Putnam Money Market Fund

The fund's portfolio
12/31/13 (Unaudited)

COMMERCIAL PAPER (26.6%)(a)
	Yield (%)	Maturity date		Principal amount	Value

American Honda Finance Corp.	0.130	3/6/14		$14,000,000	$13,996,764

Australia & New Zealand Banking Group, Ltd. (Australia)	0.170	3/4/14		3,400,000	3,399,005

Australia & New Zealand Banking Group, Ltd. 144A FRN (Australia)	0.238	9/5/14		17,500,000	17,500,000

Bank of Tokyo-Mitsubishi UFJ, Ltd./New York, NY (The) (Japan)	0.220	5/6/14		12,675,000	12,665,318

Barclays Bank PLC/Barclays US CCP Funding, LLC CCP 144A, Ser. 10-1 (United Kingdom)	0.140	1/21/14		7,025,000	7,024,454

BMW US Capital, LLC	0.090	1/9/14		7,000,000	6,999,860

BNP Paribas Finance, Inc.	0.190	2/26/14		7,075,000	7,072,909

BPCE SA (France)	0.130	1/6/14		7,000,000	6,999,874

Chevron Corp.	0.100	3/10/14		14,050,000	14,047,346

Coca-Cola Co. (The)	0.200	7/21/14		10,500,000	10,488,275

Coca-Cola Co. (The)	0.140	4/21/14		10,500,000	10,495,508

COFCO Capital Corp.	0.180	1/23/14		5,675,000	5,674,376

Commonwealth Bank of Australia 144A (Australia)	0.264	3/28/14		9,200,000	9,200,000

DnB Bank ASA 144A (Norway)	0.250	2/3/14		9,100,000	9,097,915

DnB Bank ASA 144A FRN (Norway)	0.188	4/7/14		12,500,000	12,500,000

Export Development Canada (Canada)	0.140	5/27/14		13,225,000	13,217,491

Export Development Canada (Canada)	0.130	2/3/14		8,000,000	7,999,047

General Electric Capital Corp.	0.180	6/18/14		22,250,000	22,231,310

HSBC Bank PLC 144A FRN (United Kingdom)	0.245	10/3/14		3,925,000	3,925,000

HSBC USA, Inc. (United Kingdom)	0.271	4/4/14		5,350,000	5,346,268

HSBC USA, Inc. (United Kingdom)	0.261	9/12/14		11,850,000	11,828,262

Mitsubishi UFJ Trust & Banking Corp./NY 144A	0.240	4/21/14		8,800,000	8,793,547

National Australia Funding Delaware, Inc.	0.220	2/24/14		21,500,000	21,492,905

Prudential PLC (United Kingdom)	0.230	1/13/14		14,750,000	14,748,869

Skandinaviska Enskilda Banken AB (Sweden)	0.200	4/1/14		7,125,000	7,121,438

Skandinaviska Enskilda Banken AB (Sweden)	0.170	2/10/14		7,000,000	6,998,678

Societe Generale North America, Inc. (France)	0.200	1/31/14		7,000,000	6,998,833

Standard Chartered Bank/New York 144A	0.190	3/3/14		5,850,000	5,848,117

Standard Chartered Bank/New York 144A	0.170	4/9/14		8,520,000	8,516,057

State Street Corp.	0.200	6/3/14		12,500,000	12,489,375

State Street Corp.	0.170	3/10/14		8,750,000	8,747,190

Sumitomo Mitsui Banking Corp. (Japan)	0.245	4/22/14		3,300,000	3,297,507

Sumitomo Mitsui Banking Corp. (Japan)	0.230	5/20/14		4,000,000	3,996,448

Svenska Handelsbanken, Inc. (Sweden)	0.220	4/25/14		6,600,000	6,595,402

Swedbank AB (Sweden)	0.200	2/18/14		14,000,000	13,996,267

Toyota Motor Credit Corp.	0.220	3/11/14		15,000,000	14,993,675

Toyota Motor Credit Corp. FRN	0.198	6/2/14		6,200,000	6,200,000

Westpac Banking Corp. 144A FRN (Australia)	0.225	9/19/14		2,925,000	2,925,000

Westpac Banking Corp. 144A FRN (Australia)	0.218	8/7/14		8,750,000	8,750,050

Total commercial paper (cost $374,218,340)					$374,218,340

REPURCHASE AGREEMENTS (24.3%)(a)
				Principal amount	Value

Interest in $334,000,000 joint tri-party repurchase agreement dated 12/31/13 with Citigroup Global Markets, Inc./Salomon Brothers due 1/2/14 - maturity value of $128,617,071 for an effective yield of 0.01% (collateralized by various mortgage backed securities with coupon rates ranging from 2.50% to 6.00% and due dates ranging from 9/1/18 to 9/15/53, valued at $340,680,000)				$128,617,000	$128,617,000

Interest in $39,000,000 joint tri-party repurchase agreement dated 12/31/13 with Credit Suisse Securities (USA), LLC due 1/2/14 - maturity value of $7,500,054 for an effective yield of 0.13% (collateralized by various corporate bonds and notes with coupon rates ranging from zero % to 9.25% and due dates ranging from 2/15/14 to 11/15/67, valued at $40,954,285)				7,500,000	7,500,000

Interest in $102,000,000 joint tri-party repurchase agreement dated 12/31/13 with Deutsche Bank Securities Inc. due 1/2/14 - maturity value of $76,796,128 for an effective yield of 0.03% (collateralized by various mortgage backed securities with coupon rates ranging from 0.05% to 5.00% and due dates ranging from 8/19/15 to 8/15/41, valued at $104,040,339)				76,796,000	76,796,000

Interest in $227,891,000 joint tri-party repurchase agreement dated 12/31/13 with Merrill Lynch, Pierce, Fenner and Smith, Inc. due 1/2/14 - maturity value of $128,617,036 for an effective yield of 0.005% (collateralized by various mortgage backed securities with coupon rates ranging from 0.888% to 11.5% and due dates ranging from 1/1/14 to 9/1/47, valued at $232,448,820)				128,617,000	128,617,000

Total repurchase agreements (cost $341,530,000)					$341,530,000

CERTIFICATES OF DEPOSIT (14.9%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Bank of America, NA	0.150	2/4/14		$14,275,000	$14,275,000

Bank of Nova Scotia/Houston FRN	0.238	9/4/14		17,500,000	17,500,000

Canadian Imperial Bank of Commerce/New York, NY FRN (Canada)	0.379	8/11/14		5,350,000	5,355,289

Canadian Imperial Bank of Commerce/New York, NY FRN (Canada)	0.244	6/13/14		17,500,000	17,502,430

Citibank, NA	0.160	2/20/14		6,925,000	6,925,000

Citibank, NA	0.150	2/6/14		7,850,000	7,850,000

Credit Agricole Corp. & Investment Bank SA/New York (France)	0.120	1/2/14		7,000,000	7,000,000

JPMorgan Chase Bank	0.200	3/18/14		7,000,000	7,000,000

JPMorgan Chase Bank, NA FRN	0.243	6/11/14		15,000,000	15,001,536

National Bank of Canada/New York, NY	0.200	2/28/14		8,000,000	8,000,515

Nordea Bank Finland PLC/New York	0.220	3/12/14		19,625,000	19,625,000

Royal Bank of Canada/New York, NY FRN (Canada)	0.268	6/24/14		14,350,000	14,350,000

Sumitomo Mitsui Banking Corp. (Japan)	0.250	6/9/14		14,650,000	14,650,000

Svenska Handelsbanken/New York, NY FRN (Sweden)	0.414	12/19/14		13,525,000	13,548,282

Toronto-Dominion Bank/NY (Canada)	0.300	4/22/14		7,700,000	7,700,000

Toronto-Dominion Bank/NY FRN (Canada)	0.217	11/18/14		13,500,000	13,500,000

Wells Fargo Bank, NA FRN	0.189	6/16/14		10,100,000	10,100,000

Westpac Banking Corp./NY FRN (Australia)	0.267	7/18/14		9,500,000	9,500,000

Total certificates of deposit (cost $209,383,052)					$209,383,052

ASSET-BACKED COMMERCIAL PAPER (11.5%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Bedford Row Funding Corp.	0.321	9/25/14		$2,025,000	$2,020,194

Bedford Row Funding Corp.	0.281	5/19/14		5,000,000	4,994,633

Chariot Funding, LLC	0.220	5/5/14		6,250,000	6,245,264

CIESCO, LP	0.140	2/4/14		7,025,000	7,024,071

Fairway Finance, LLC 144A FRN (Canada)	0.185	6/23/14		10,475,000	10,475,000

Fairway Finance, LLC 144A FRN (Canada)	0.179	3/31/14		11,900,000	11,900,000

Govco, LLC	0.140	2/4/14		5,000,000	4,999,339

Jupiter Securitization Co., LLC	0.170	3/28/14		14,000,000	13,994,314

Jupiter Securitization Co., LLC	0.150	3/19/14		3,300,000	3,298,941

Liberty Street Funding, LLC 144A (Bank of Nova Scotia (LOC)) (Canada)	0.170	2/10/14		3,775,000	3,774,287

MetLife Short Term Funding, LLC	0.150	2/26/14		2,750,000	2,749,358

MetLife Short Term Funding, LLC	0.145	3/10/14		19,300,000	19,294,726

Old Line Funding, LLC 144A	0.200	3/7/14		14,250,000	14,244,854

Old Line Funding, LLC 144A FRN	0.208	3/3/14		7,200,000	7,200,000

Regency Markets No. 1, LLC	0.150	2/5/14		11,000,000	10,998,396

Regency Markets No. 1, LLC	0.140	1/15/14		10,325,000	10,324,438

Thunder Bay Funding, LLC	0.170	4/7/14		4,500,000	4,497,960

Thunder Bay Funding, LLC	0.130	1/13/14		16,725,000	16,724,275

Working Capital Management Co. (Japan)	0.160	1/16/14		7,025,000	7,024,532

Total asset-backed commercial paper (cost $161,784,582)					$161,784,582

MUNICIPAL BONDS AND NOTES (8.7%)(a)
	Yield (%)	Maturity date	Rating(RAT)	Principal amount	Value

Connecticut (0.5%)

Yale University Commercial Paper	0.120	2/18/14	P-1	$7,400,000	$7,398,816

					7,398,816
District of Columbia (0.6%)

American University Commercial Paper, Ser. A	0.172	1/22/14	A-1	7,700,000	7,699,236

					7,699,236
Maryland (1.4%)

Howard County Commercial Paper, Ser. 11	0.130	3/3/14	P-1	7,250,000	7,250,000
Johns Hopkins University Commercial Paper, Ser. B	0.100	1/2/14	P-1	4,000,000	4,000,000
Johns Hopkins University Commercial Paper, Ser. C	0.110	1/7/14	P-1	7,900,000	7,900,000

					19,150,000
Massachusetts (1.0%)

President and Fellows of Harvard College Commercial Paper	0.130	3/12/14	P-1	14,200,000	14,196,411

					14,196,411
Michigan (0.6%)

Trinity Health Corporation Commercial Paper	0.150	3/11/14	P-1	8,975,000	8,972,420

					8,972,420
New Jersey (0.9%)

Princeton University Commercial Paper	0.090	2/10/14	P-1	12,300,000	12,300,000

					12,300,000
North Carolina (0.8%)

Duke University Commercial Paper, Ser. B-98	0.110	1/14/14	P-1	11,375,000	11,374,548

					11,374,548
Texas (1.6%)
Board of Regents of Texas Tech University Revenue Financing System Commercial Paper, Ser. A	0.120	3/18/14	P-1	6,000,000	6,000,000
Board of Regents of Texas Tech University Revenue Financing System Commercial Paper, Ser. A	0.100	1/2/14	P-1	2,502,000	2,502,000

Board of Regents of University of Texas System Commercial Paper (Permanent University Fund), Ser. B	0.100	2/10/14	P-1	10,650,000	10,650,000

Harris County Health Facilities Development Authority VRDN (Texas Childrens Hospital), Ser. B-1(M)	0.050	10/1/29	VMIG1	3,530,000	3,530,000

					22,682,000
Wisconsin (1.3%)

Wisconsin State Health & Educational Facilities Authority VRDN (Wheaton Franciscan Services), Ser. B (U.S. Bank, NA (LOC))(M)	0.040	8/15/33	VMIG1	17,880,000	17,880,000

					17,880,000

Total municipal bonds and notes (cost $121,653,431)					$121,653,431

U.S. GOVERNMENT AGENCY OBLIGATIONS (4.7%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Federal Home Loan Bank unsec. discount notes	0.160	1/10/14		$9,000,000	$8,999,640

Federal Home Loan Bank unsec. discount notes	0.155	3/21/14		17,050,000	17,044,201

Federal Home Loan Bank unsec. discount notes	0.150	1/22/14		4,840,000	4,839,577

Federal Home Loan Mortgage Corp. unsec. discount notes, Ser. RB	0.170	2/20/14		2,000,000	1,999,528

Federal Home Loan Mortgage Corp. unsec. discount notes, Ser. RB	0.150	1/23/14		6,400,000	6,399,413

Federal Home Loan Mortgage Corp. unsec. discount notes, Ser. RB	0.120	7/1/14		8,630,000	8,624,793

Federal National Mortgage Association unsec. discount notes	0.170	2/3/14		2,905,000	2,904,547

Federal Home Loan Mortgage Corp. unsec. notes, MTN(k)	0.130	2/7/14		14,570,000	14,569,734

Total U.S. government agency obligations (cost $65,381,433)					$65,381,433

MUTUAL FUNDS (4.1%)(a)
				Shares	Value

Putnam Money Market Liquidity Fund 0.04%(AFF)				58,235,503	$58,235,503

Total mutual funds (cost $58,235,503)					$58,235,503

TIME DEPOSITS (3.5%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Australia & New Zealand Banking Group, Ltd./Cayman Islands (Cayman Islands)	0.090	1/2/14		$21,000,000	$21,000,000

Credit Agricole Corp. & Investment Bank/Grand Cayman (Cayman Islands)	0.050	1/2/14		7,000,000	7,000,000

Svenska Handelsbanken/Cayman Islands (Sweden)	0.020	1/2/14		21,000,000	21,000,000

Total time deposits (cost $49,000,000)					$49,000,000

CORPORATE BONDS AND NOTES (2.2%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes FRN, Ser. MTN	0.522	1/31/14		$10,750,000	$10,753,282

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands (Rabobank Nederland) bank guaranty sr. unsec. notes (Netherlands)	1.850	1/10/14		9,100,000	9,103,742

Wells Fargo Bank, NA sr. unsec. notes FRN, Ser. MTN(M)	0.293	7/15/19		11,000,000	10,999,996

Total corporate bonds and notes (cost $30,857,020)					$30,857,020

TOTAL INVESTMENTS

Total investments (cost $1,412,043,361)(b)					$1,412,043,361

Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
LOC	Letter of Credit
MTN	Medium Term Notes
VRDN	Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2013 through December 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,405,077,487.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$58,235,503	$—	$—	$10,361	$58,235,503
	* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(k)	The rates shown are the current interest rates at the close of the reporting period.
(M)	The security's effective maturity date is less than one year.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	72.3%
	Canada	7.5
	Sweden	4.9
	Australia	3.6
	United Kingdom	3.0
	Japan	3.0
	Cayman Islands	2.0
	Norway	1.5
	France	1.5
	Netherlands	0.7

	Total	100.0%
	Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates fair value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$161,784,582	$—
Certificates of deposit	—	209,383,052	—
Commercial paper	—	374,218,340	—
Corporate bonds and notes	—	30,857,020	—
Municipal bonds and notes	—	121,653,431	—
Mutual funds	58,235,503	—	—
Repurchase agreements	—	341,530,000	—
Time deposits	—	49,000,000	—
U.S. government agency obligations	—	65,381,433	—

Totals by level	$58,235,503	$1,353,807,858	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 27, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 27, 2014